Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Geographical information
Revenues from external customers	$ 1,582.0	$ 1,527.2	[1]	$ 1,925.3	[1]
Finance costs	(349.7)	(2,042.2)	[1]	(2,357.0)	[1]
Impairment of goodwill		(87.9)
Insurance claims	0.4	0.1		0.3
Finance income	219.1	27.5	[1]	18.5	[1]
Income/(loss) before taxation	690.8	(1,410.7)	[1]	(1,814.1)	[1]
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	386.9	435.8		686.8
Segment assets	4,489.6	4,246.5	[2]	5,334.2
Total liabilities	4,579.4	4,560.9	[2]	5,005.5
Internal costs related to reorganization	6.0	2.7		4.7
Expenses related to strategic initiatives and operating systems	22.4	10.8
Consulting fees relating to corporate structures and operating systems				10.6
Other one-off consulting fees				1.7
Professional costs related to financing	0.4	0.8		0.3
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA	1,134.6	1,061.6		1,280.3
Finance costs	(436.9)	(2,123.1)		(2,436.5)
Depreciation and amortization	(375.9)	(362.7)		(435.6)
Share-based payment expense	(29.1)	(27.9)		(13.4)
Net gain on disposal of property, plant and equipment and right-of-use assets	4.6	(20.2)		3.7
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(4.7)	(14.8)		(87.7)
Other costs	(45.4)	(14.4)		(19.0)
Impairment of assets held for sale	(459.4)	(2.9)
Business combination costs	(11.4)	(1.3)		(2.4)
Impairment of goodwill		(87.9)
Net reversal of impairment/(impairment) of withholding tax receivables	59.8	(1.1)		(48.0)
Insurance claims	0.4	0.1		0.3
Other non-operating income and expenses				0.1
Finance income	227.5	33.8		25.2
Gain on disposal of subsidiary	177.7	83.8
Unallocated corporate expenses	(122.3)	(133.2)		(147.7)
Discontinued operations
Geographical information
Revenues from external customers	193.5	184.0		200.2
Finance costs	(87.2)	(80.9)		(79.5)
Impairment of goodwill	(181.7)	(87.9)
Finance income	8.4	6.3		6.7
Income/(loss) before taxation	(571.3)	(199.5)		(66.6)
Operating segments
Geographical information
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	386.4	422.4		682.5
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations				8.6
Unallocated amounts
Geographical information
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	0.5	13.4		4.3
Cost of sales
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(2.3)	(9.8)		(82.4)
Impairment of assets held for sale		(2.9)
Nigeria
Geographical information
Revenues from external customers	1,068.8	998.5		1,381.6
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	1,068.8	998.5		1,381.6
Segment Adjusted EBITDA	689.0	588.0		855.3
Nigeria | Operating segments
Geographical information
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	129.9	125.8		320.0
SSA
Geographical information
Revenues from external customers	513.2	483.8		503.0
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	513.2	483.8		503.0
Segment Adjusted EBITDA	298.7	308.0		257.1
SSA | Operating segments
Geographical information
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	111.8	108.1		96.9
Latam
Geographical information
Impairment loss recognised in profit or loss, trade receivables	12.3
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	193.5	184.0		200.2
Segment Adjusted EBITDA	146.9	138.0		145.8
Latam | Discontinued operations
Geographical information
Revenues from external customers	193.5	184.0		200.2
Latam | Operating segments
Geographical information
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	$ 144.7	182.1		247.6
MENA
Geographical information
Revenues from external customers		44.9		40.7
MENA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers		44.9		40.7
Segment Adjusted EBITDA		27.6		22.1
MENA | Operating segments
Geographical information
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business		$ 6.4		18.0
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations				$ 8.6

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)